UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07707

AB GLOBAL REAL ESTATE INVESTMENT FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2017

Date of reporting period: February 28, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Global Real Estate Investment Fund

Portfolio of Investments

February 28, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.9%
Real Estate - 96.3%
Diversified Real Estate Activities - 8.9%
City Developments Ltd.	197,500	$1,333,138
LendLease Group	139,730	1,630,274
Mitsubishi Estate Co., Ltd.	54,000	1,052,791
Mitsui Fudosan Co., Ltd.	165,000	3,733,434
Sumitomo Realty & Development Co., Ltd.	87,000	2,401,004
Wharf Holdings Ltd. (The)	380,000	3,010,519

		13,161,160

Diversified REITs - 13.8%
Armada Hoffler Properties, Inc.	103,809	1,448,136
Empire State Realty Trust, Inc.-Class A	94,810	2,067,806
Gecina SA (a)	7,470	950,409
GPT Group (The)	399,950	1,510,669
Gramercy Property Trust	68,381	1,911,933
H&R Real Estate Investment Trust	54,770	973,176
Hankyu Reit, Inc. (a)	355	489,529
Hispania Activos Inmobiliarios SOCIMI SA	70,460	915,514
Hulic Reit, Inc.	608	1,006,072
ICADE	16,430	1,171,607
Kenedix Office Investment Corp.-Class A	173	1,028,659
Liberty Property Trust	43,430	1,712,879
Merlin Properties Socimi SA	140,155	1,588,198
Premier Investment Corp.	644	738,877
Spirit Realty Capital, Inc.	115,540	1,269,785
Washington Real Estate Investment Trust	55,220	1,806,246

		20,589,495

Health Care REITs - 4.0%
HCP, Inc.	20,500	672,195
Healthcare Realty Trust, Inc.	60,890	1,946,044
Ventas, Inc.	51,730	3,365,037

		5,983,276

Hotel & Resort REITs - 2.9%
Apple Hospitality REIT, Inc.	71,790	1,409,955
DiamondRock Hospitality Co.	116,510	1,266,464
Park Hotels & Resorts, Inc.	31,830	812,938
Summit Hotel Properties, Inc.	53,430	822,288

		4,311,645

Industrial REITs - 6.8%
Goodman Group	282,540	1,634,251
LaSalle Logiport REIT (a)	779	739,797
Mapletree Logistics Trust	2,146,000	1,645,710
Monmouth Real Estate Investment Corp.-Class A	76,620	1,118,652
Prologis, Inc.	27,940	1,426,337
Pure Industrial Real Estate Trust (a)	163,990	738,338
Rexford Industrial Realty, Inc.	71,370	1,640,082
Segro PLC	195,780	1,199,065

		10,142,232

Office REITs - 13.5%
Alexandria Real Estate Equities, Inc.	16,150	1,926,856
Allied Properties Real Estate Investment Trust	39,482	1,041,003

Company	Shares	U.S. $ Value
Axiare Patrimonio SOCIMI SA	57,890	$839,283
Boston Properties, Inc.	28,770	3,999,893
Brandywine Realty Trust	63,700	1,061,242
Columbia Property Trust, Inc.	77,880	1,798,249
Concentradora Hipotecaria SAPI de CV	552,880	627,138
Corporate Office Properties Trust	45,670	1,556,890
Derwent London PLC	44,010	1,540,432
Hudson Pacific Properties, Inc.	57,690	2,110,300
Investa Office Fund	259,371	928,613
MCUBS MidCity Investment Corp. (a)	204	617,421
Parkway, Inc. (b)	32,380	679,332
Workspace Group PLC	134,250	1,322,678

		20,049,330

Real Estate Development - 2.0%
Cheung Kong Property Holdings Ltd.	362,000	2,461,352
Kaisa Group Holdings Ltd. (b)(c)(d)	1,770,000	524,418

		2,985,770

Real Estate Operating Companies - 8.4%
CA Immobilien Anlagen AG (b)	61,751	1,210,252
Entra ASA (e)	112,972	1,286,529
Fabege AB	77,240	1,301,194
Hongkong Land Holdings Ltd.	229,000	1,562,721
Inmobiliaria Colonial SA	104,763	764,885
Kungsleden AB	18,349	105,256
LEG Immobilien AG (b)	15,800	1,301,175
Parque Arauco SA	235,642	592,498
TLG Immobilien AG	24,888	479,917
UNITE Group PLC (The)	171,591	1,330,742
Vonovia SE	72,136	2,511,183

		12,446,352

Residential REITs - 10.5%
AvalonBay Communities, Inc.	23,900	4,392,342
Education Realty Trust, Inc.	46,610	1,964,611
Independence Realty Trust, Inc.	121,370	1,115,390
Japan Rental Housing Investments, Inc.	1,219	906,359
Kenedix Residential Investment Corp.	275	771,250
Killam Apartment Real Estate Investment Trust	80,950	772,810
Mid-America Apartment Communities, Inc.	34,320	3,525,694
Sun Communities, Inc.	25,243	2,090,878

		15,539,334

Retail REITs - 18.7%
Brixmor Property Group, Inc.	96,910	2,261,879
Frontier Real Estate Investment Corp. (a)	194	884,352
Fukuoka REIT Corp.	520	819,725
GGP, Inc.	35,330	878,304
Klepierre	46,663	1,733,113
Link REIT	566,761	3,908,114
Mercialys SA	59,790	1,079,879
National Retail Properties, Inc.	51,150	2,314,026
Ramco-Gershenson Properties Trust	77,519	1,213,948
Realty Income Corp.	50,820	3,114,250
Scentre Group	435,653	1,455,911
Simon Property Group, Inc.	34,528	6,366,963

Company	Shares		U.S. $ Value
Urban Edge Properties		63,530	$1,761,687

			27,792,151

Specialized REITs - 6.8%
Digital Realty Trust, Inc.		27,350	2,953,800
Equinix, Inc.		2,640	992,825
Extra Space Storage, Inc.		28,160	2,229,991
National Storage Affiliates Trust		101,110	2,448,884
Public Storage		6,690	1,521,707

			10,147,207

			143,147,952

Transportation - 1.6%
Highways & Railtracks - 1.0%
Transurban Group		176,510	1,492,722

Railroads - 0.6%
East Japan Railway Co.		10,000	904,680

			2,397,402

Materials - 1.0%
Construction Materials - 1.0%
Fletcher Building Ltd.		99,650	692,297
Grupo Cementos de Chihuahua SAB de CV		205,900	891,689

			1,583,986

Diversified Financials - 0.5%
Mortgage REITs - 0.5%
Blackstone Mortgage Trust, Inc.-Class A		23,590	734,593

Media - 0.5%
Movies & Entertainment - 0.5%
Regal Entertainment Group-Class A (a)		32,100	692,718

Total Common Stocks (cost $131,998,830)			148,556,651

SHORT-TERM INVESTMENTS - 0.9%
Investment Companies - 0.6%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.39% (f)(g) (cost $817,322)		817,322	817,322

	Principal Amount (000)
Time Deposits - 0.3%
ANZ, London
0.492%, 3/01/17	AUD	179	136,974
BBH, Grand Cayman
(1.45)%, 3/01/17	CHF	3	2,562
(0.983)%, 3/01/17	SEK	664	73,518
(0.579)%, 3/01/17	EUR	15	15,487
(0.20)%, 3/01/17	JPY	2,309	20,554
0.005%, 3/01/17	HKD	106	13,615
0.05%, 3/01/17	GBP	18	22,286
0.05%, 3/01/17	NOK	117	13,898
0.80%, 3/01/17	NZD	20	14,195

Company	Principal Amount (000)		U.S. $ Value
HSBC, Singapore
0.01%, 3/01/17	SGD	68	$48,353
Wells Fargo, Grand Cayman
0.05%, 3/01/17	CAD	57	43,220

Total Time Deposits (cost $405,417)			404,662

Total Short-Term Investments (cost $1,222,739)			1,221,984

Total Investments Before Security Lending Collateral for Securities Loaned - 100.8% (cost $133,221,569)			149,778,635

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.8%
Investment Companies - 1.8%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.39% (f)(g) (cost $2,719,295)		2,719,295	2,719,295

Total Investments - 102.6% (cost $135,940,864) (h)			152,497,930
Other assets less liabilities - (2.6)%			(3,828,854)

Net Assets - 100.0%			$148,669,076

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	NOK	13,565	USD	1,558	3/16/17	$(59,984)
Barclays Bank PLC	SEK	9,741	USD	1,062	3/16/17	(17,713)
Barclays Bank PLC	USD	1,636	AUD	2,265	3/16/17	100,017
Barclays Bank PLC	USD	638	SEK	5,634	3/16/17	(13,795)
BNP Paribas SA	JPY	208,470	USD	1,838	3/16/17	(18,291)
Brown Brothers Harriman & Co.	CAD	2,528	USD	1,887	3/16/17	(16,241)
Brown Brothers Harriman & Co.	EUR	1,454	USD	1,614	3/16/17	72,623
Brown Brothers Harriman & Co.	NZD	886	USD	628	3/16/17	(10,138)
Brown Brothers Harriman & Co.	USD	625	AUD	839	3/16/17	18,265
Brown Brothers Harriman & Co.	USD	478	CAD	636	3/16/17	904
Brown Brothers Harriman & Co.	USD	392	GBP	314	3/16/17	(1,966)
Brown Brothers Harriman & Co.	USD	291	MXN	6,077	3/16/17	10,746
Brown Brothers Harriman & Co.	MXN	5,412	USD	262	6/15/17	(3,722)
Credit Suisse International	JPY	245,388	USD	2,222	3/16/17	36,658
Goldman Sachs Bank USA	USD	1,114	EUR	1,044	3/16/17	(7,681)
Goldman Sachs Bank USA	USD	1,646	NOK	13,565	3/16/17	(27,257)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	AUD	880	USD	649	3/16/17	$(25,746)
Royal Bank of Scotland PLC	AUD	2,224	USD	1,707	3/16/17	2,165
Societe Generale	MXN	17,622	USD	934	3/16/17	58,457
Standard Chartered Bank	USD	1,899	CAD	2,528	3/16/17	4,439
Standard Chartered Bank	USD	3,461	JPY	359,441	3/16/17	(259,532)

						$(157,792)

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Fair valued by the Adviser.
(d)	Illiquid security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, the market value of this security amounted to $1,286,529 or 0.9% of net assets.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)	As of February 28, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $18,733,555 and gross unrealized depreciation of investments was $(2,636,899), resulting in net unrealized appreciation of $16,069,656.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

REIT	-	Real Estate Investment Trust

Country Breakdown*

February 28, 2017 (unaudited)

53.7%	United States
10.7%	Japan
7.3%	Hong Kong
5.8%	Australia
3.6%	United Kingdom
3.3%	France
2.9%	Germany
2.7%	Spain
2.3%	Canada
2.0%	Singapore
1.0%	Mexico
0.9%	Sweden
0.9%	Norway
2.1%	Other
0.8%	Short-Term

100.0%	Total Investments

*	All data are as of February 28, 2017. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.8% or less in the following countries: Austria, Chile, China and New Zealand.

AB Global Real Estate Investment Fund

February 28, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2017:

Investments in Securities	Level 1		Level 2		Level 3		Total
Assets:
Common Stocks:
Real Estate	$90,250,433		$52,373,101		$524,418		$143,147,952
Transportation	– 0	–	2,397,402		– 0	–	2,397,402
Materials	891,689		692,297		– 0	–	1,583,986
Diversified Financials	734,593		– 0	–	– 0	–	734,593
Media	692,718		– 0	–	– 0	–	692,718
Short-Term Investments:
Investment Companies	817,322		– 0	–	– 0	–	817,322
Time Deposits	– 0	–	404,662		– 0	–	404,662
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,719,295		– 0	–	– 0	–	2,719,295

Total Investments in Securities	96,106,050		55,867,462+		524,418		152,497,930
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	304,274		– 0	–	304,274
Liabilities
Forward Currency Exchange Contracts	– 0	–	(462,066)		– 0	–	(462,066)

Total^	$96,106,050		$55,709,670		$524,418		$152,340,138

+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
^	An amount of $6,686,527 was transferred from Level 2 to Level 1 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools not being used during the reporting period. There were no transfers from Level 1 to Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks - Real Estate
Balance as of 11/30/16	$321,619
Accrued discounts/(premiums)	– 0	–
Realized gain (loss)	– 0	–
Change in unrealized appreciation/depreciation	202,799
Purchases	– 0	–
Sales	– 0	–
Transfers into Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 02/28/17	$524,418

Net change in unrealized appreciation/depreciation from investments held as of 02/28/17	$202,799

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government Money Market Portfolio for the three months ended February 28, 2017 is as follows:

Market Value November 30, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value February 28, 2017 (000)	Dividend Income (000)
$1,857	$14,032	$15,072	$817	$1

A summary of the Fund’s investments of cash collateral for securities loaned transactions is as follows:

AB Fixed-Income Shares, Inc. - Government Money Market Portfolio

Market Value November 30, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value February 28, 2017 (000)	Dividend Income (000)
$-0-	$7,187	$4,468	$2,719	$1

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Real Estate Investment Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 24, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 24, 2017